OPERATING LEASES AND COMMITMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Begininng balance	$ 384,000	$ 442,000	$ 136,000
Renewed office lease	(4,000)	184,000	533,000
Accumulated amortization	(222,000)	(222,000)	(247,000)
Ending balance	$ 158,000	$ 384,000	$ 422,000